Oct. 30, 2018
Wilshire 2025 Fund

October 30, 2018

WILSHIRE VARIABLE INSURANCE TRUST

Wilshire 2015 Fund

Wilshire 2025 Fund

Wilshire 2035 Fund

(collectively, the “Funds”)

Supplement to the Summary Prospectuses and Prospectus of the Funds,

each dated May 1, 2018, as amended

With regard to each Fund, please replace the returns for the Wilshire 5000 IndexSM in the Average Annual Total Returns Table for the period ended December 31, 2017, as referenced in the section titled “Performance” in each Fund’s summary prospectus dated May 1, 2018, as amended, and the Funds’ prospectus dated May 1, 2018, as amended, with the updated information that follows.

Average Annual Total Returns (periods ended December 31, 2017)	1 year	5 years	10 years
Wilshire 5000 IndexSM (reflects no deduction for fees, expenses or taxes)	21.00%	15.67%	8.64%

If you have any questions regarding the Funds, please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.